As filed with the U.S. Securities and Exchange Commission on August 9, 2024
File No. 333-194652
File No.: 811-22951

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 39	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 40	☒

FUNDX INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)
2020 East Financial Way, Suite 100
Glendora, California 91741
(Address of Principal Executive Offices) (Zip Code)
(626) 914-7372
(Registrant’s Telephone Number, Including Area Code)
Jeff Smith
FundX Investment Group
101 Montgomery Street, Suite 2400
San Francisco, California 94104
(Name and Address of Agent for Service)

Copies to:
Steven G. Cravath, Esq.
Cravath & Associates, LLC
164 Willow Oak Avenue
Ocean View, Delaware 19970

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	On August 14, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box
[x] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 35 (the “Amendment”) to its Registration Statement (filed on March 25, 2024) until August 14, 2024 for series, FundX Global Equity ETF and FundX Future Fund Opportunities ETF.  Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-effective Amendment No. 39 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and State of California, on the 9th day of August 2024.

FundX Investment Trust

By: /s/ Jeff Smith
Jeff Smith
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 39 to its Registration Statement has been signed below by the following persons in the capacities and on the dates

Signature	Title	Date

Janet Brown*	Trustee	August 9, 2024
Janet Brown

/s/ Jeff Smith	President and Principal Executive Officer	August 9, 2024
Jeff Smith

Jan Gullett*	Trustee	August 9, 2024
Jan Gullett

Gregg Keeling*	Trustee	August 9, 2024
Gregg Keeling

Kimun Lee*	Trustee	August 9, 2024
Kimun Lee

Sean McKeon*	Treasurer and Principal Financial and Accounting Officer	August 9, 2024
Sean McKeon

*By: /s/ Jeff Smith		August 9, 2024
Jeff Smith Attorney-In Fact pursuant to Power of Attorney